Held-to-maturity securities	12 Months Ended
Dec. 31, 2014
Held-to-maturity securities
Held-to-maturity securities

6. Held-to-maturity Securities

        As of December 31, 2013 and 2014, the Group's held-to-maturity securities consist of debt securities carried at amortized cost of $385,841,626 and $607,345,904 respectively, which approximate the aggregate fair value. All of these securities mature within one year and are classified as current asset. The amount of unrealized holding gain as of December 31, 2013 and 2014 was $4,256,810 and $8,193,662 respectively.

        There has been no impairment recognized and no sales of any held-to-maturity securities before maturities during the periods presented.